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PRUDENTIAL BALANCED FUND
Gateway Center 3
100 Mulberry Street
Newark, NJ 07102-4077


                                September 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Prudential Balanced Fund
          (File No. 33-12531)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 20 and (ii) that the text of Post-Effective Amendment No. 20 was filed electronically on September 29, 1998.


                                   Prudential Balanced Fund

                                   By: /s/ Marguerite E.H. Morrison
                                       ----------------------------
                                       Marguerite E.H. Morrison
                                       Assistant Secretary